Other financial assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of financial assets [abstract]
Disclosure of detailed information about other financial assets [Table Text Block]
	Dec. 31, 2022	Dec. 31, 2021
Current
Derivative assets	$577	$7,430
Restricted cash	486	437
	1,063	7,867

Non-current
Investments at fair value through profit or loss	9,799	11,158
	$10,862	$19,025